Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 030
EBP, Description of Plan [Line Items]
Description of Plan	Description of Plan
General
The Textron Savings Plan (the Plan) covers all eligible employees of Textron Inc. (Textron or the Company), as defined in the Plan. This Plan description includes provisions covering the majority of Plan participants. Participants should refer to the plan document for a more complete description of the Plan’s provisions, copies of which may be obtained from the Company. Certain business and bargaining units have other provisions. The Plan invests in the Textron Stock Fund along with Synthetic Guaranteed Investment Contracts and Common Collective Trust Funds. The Plan also offers a brokerage feature. The portion that invests in the Textron Stock Fund is an employee stock ownership plan. The remainder of the Plan is a profit-sharing and 401(k) plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA) and was amended and restated effective January 1, 2019 to reflect statutory, regulatory and other plan changes.
The Plan is currently administered under the terms of a Trust Agreement, dated December 1, 2004 and amended from time to time, with Fidelity Management Trust Company (the Trustee or Fidelity). Fidelity also serves as the Plan’s recordkeeper.
As of June 25, 2025, the Plan incorporated the following changes reflecting the adoption of provisions required under the SECURE 2.0 Act (Act) of 2022: an increase to the minimum required distributions age for the commencement of distributions, an increase to the mandatory cash-out limit for terminated or retired participants with vested account balances, modified eligibility requirements for long-term part-time employees, an increase to the catch-up contributions limit for employees age 60-63, and modified rules for catch-up contributions for high earners. Certain of these provisions become effective at the commencement of future plan years.
Investment Options
Participants may elect to direct their employee contributions to the following funds: Fidelity® Diversified International Commingled Pool, Wellington Core Bond, JPMCB U.S. Active Core Equity Fund CF-F, Wellington SMID Cap Research Equity Portfolio, Vanguard Institutional 500 Index Trust, Vanguard Institutional Small/Mid Cap Index Trust, Vanguard Institutional Total Bond Market Index Trust, Vanguard Institutional Total International Stock Market Index Trust, Textron Stock Fund, Textron Managed Income Fund, State Street Real Asset Non-Lending Series Fund Class C, and Vanguard Target Retirement Trust Plus (with various targeted retirement dates). Participants who are automatically enrolled have their contributions invested in the applicable Vanguard Target Retirement Trust Plus funds based on their age until they change their election.
Also, the Plan offers a self-directed brokerage feature, called Fidelity BrokerageLink, which gives participants expanded investment choices by enabling them to select from numerous investment and individual securities that are not otherwise available under the Plan. The values of investments purchased through the Fidelity BrokerageLink were $483,795,761 and $410,537,459 as of December 31, 2025 and 2024, respectively.
Contributions
Participants of the Plan are entitled to elect to contribute up to 40% of their eligible compensation, within the limits prescribed by Section 401(k) of the Internal Revenue Code (the Code). Certain participants may also contribute amounts representing distributions from other qualified employer retirement plans (participant rollovers). Participants’ pre‑tax, after-tax, and Roth contributions, which are matched 50% on the first 10% of contributions to a maximum of 5% of eligible compensation by Textron, subject to certain ERISA restrictions and plan limits, are recorded when Textron makes payroll deductions from participants’ wages.
Company matching contributions are made in the form of Textron Stock, deposited into the Textron Stock Fund and then allocated to participants' individual accounts. Participants have the ability to subsequently cause the Textron Stock allocated to their account to be sold and then reallocate the proceeds among any of the investment options offered in the Plan with no restrictions.
Eligible employees are subject to automatic enrollment on the 60th day after their date of hire, if they have not specifically elected to be excluded from the Plan. The automatic enrollment is for 3% of eligible compensation per pay period. An employee who is automatically enrolled may elect to change or suspend his/her enrollment in the Plan at any time.
Since 2009, Textron has closed most of its defined benefit pension plans to new participants. When new hires join Textron locations that were formerly defined benefit pension eligible locations, these employees are eligible to receive an additional retirement cash contribution to their Plan account of 2% to 4% (depending on employee status) of their eligible compensation. These discretionary contributions vest in accordance with the vesting schedule below. The contributions are deposited in the participant account by the end of the first quarter of the following plan year. The amount of the discretionary funding paid in 2026 for the 2025 plan year was $72,956,527 and the amount paid in 2025 for the 2024 plan year was $67,334,532. The discretionary contribution is in addition to the matching contribution of 50% on the first 10% up to a maximum of 5%. These contributions are not considered part of the vested balance eligible for participant loans.
Participants who are at least age 50 or who will reach age 50 during the year are allowed to make additional employee pre-tax contributions (catch-up contributions), above the otherwise applicable limits. In accordance with limits under the federal tax laws, catch-up contributions cannot exceed $7,500 in 2025 and 2024. After that, the limit may be adjusted from time to time by the U.S. Internal Revenue Service to reflect inflation. Catch-up contributions are not eligible for Company matching contributions.
Each payroll period, Textron allocates matching contributions to participant accounts based on their contribution levels. Pursuant to the Plan's terms, forfeitures are applied toward employer contributions. At December 31, 2025 and 2024, forfeitures totaled $1,909,236 and $1,943,359, respectively. Forfeitures applied toward employer contributions during the years ended December 31, 2025 and 2024 were $8,593,595 and $9,394,145, respectively.
Benefits

In the event a participant ceases to be an employee or becomes totally disabled while employed, all of his or her account, to the extent then vested, shall become distributable. Distributions are in the form of cash, unless Textron stock is requested. An account will be distributed in a single payment if the value of the account is less than $7,000 when the account first becomes distributable. If the value of the account is $7,000 or more when the account first becomes distributable, a participant is not required to take a distribution immediately. In-service withdrawals are available in certain limited circumstances, as defined by the Plan. Hardship withdrawals are allowed for participants incurring immediate and heavy financial need, as defined by the plan. A participant is always vested in the portions of his or her account attributable to his or her own contributions and compensation deferrals. The Plan provides for full vesting of a participant’s account in the event of his or her termination of employment, other than for cause, within two years after a change in control of Textron.
Vesting
Textron’s contributions vest based on the length of service in the Plan, as follows:

Months of Service	Vested Percentage
24 months but less than 36 months	25%
36 months but less than 48 months	50%
48 months but less than 60 months	75%
60 months or more	100%
Participant Accounts
A separate account is maintained for each participant and is increased by (a) the participant’s contributions and compensation deferrals, (b) Textron’s matching contribution, and any additional discretionary contributions made by Textron, including any retirement supplement contributions and (c) plan income (loss) based on elected investment options, and is charged with an allocation of administrative expenses. Allocations are based on participant earnings or account balances, as defined. The participant is entitled to the vested amount in the account.
Notes Receivable from Participants
Active participants, not including directors or executive officers as determined by the plan administrator, are permitted to take up to two loans at a time and may borrow a minimum of $1,000 up to a maximum of the lesser of one-half of their vested balance or $50,000, less the participant’s highest outstanding loan balance during the 12-month period preceding the new loan request. The loans are secured by the balance in the participant’s account. Interest is charged at a rate of Reuters Prime Rate plus 1%, as of the first business day of the month. A fee is charged to the participant to cover the cost of administration. The loan terms may range from one to five years and are repaid primarily through automatic payroll deductions.
Plan Termination
Textron has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. Textron has not expressed any intent to terminate the Plan. In the event of Plan termination, participants will become 100% vested in their accounts.